UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

January 31, 2016

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 12.6%
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating LLC, Senior Notes	3.200%	2/1/16	$125,000	$125,000
Financials — 8.7%
Banks — 7.0%
ANZ New Zealand International Ltd., Senior Notes	1.125%	3/24/16	200,000	200,140	(a)
Cooperatieve Rebobank U.A., Senior Notes	1.013%	3/18/16	250,000	250,043	(b)
ING Bank NV, Senior Notes	4.000%	3/15/16	250,000	250,984	(a)
Royal Bank of Canada, Senior Notes	0.832%	3/8/16	100,000	99,993	(b)
Svenska Handelsbanken AB, Senior Notes	1.020%	3/21/16	250,000	250,150	(b)
Total Banks				1,051,310
Diversified Financial Services — 1.7%
GE Capital International Funding Co., Senior Notes	0.964%	4/15/16	250,000	250,123	(a)
Total Financials				1,301,433
Industrials — 2.0%
Machinery — 2.0%
John Deere Capital Corp., Senior Notes	0.721%	4/12/16	300,000	300,147	(b)
Information Technology — 1.1%
IT Services — 1.1%
International Business Machines Corp., Senior Notes	0.404%	2/5/16	170,000	169,999	(b)
Total Corporate Bonds & Notes (Cost — $1,896,536)				1,896,579
U.S. Government & Agency Obligations — 3.3%
U.S. Treasury Notes — 3.3%
U.S. Treasury Notes (Cost — $500,000)	0.473%	10/31/17	500,000	499,959	(b)
Total Investments before Short-Term Investments (Cost — $2,396,536)				2,396,538
Short-Term Investments — 84.3%
Certificates of Deposit — 23.2%
Canadian Imperial Bank of Commerce	0.700%	6/3/16	250,000	250,057
Landesbank Hessen-Thuringen	0.570%	2/19/16	250,000	250,009
Lloyds Bank PLC	0.800%	6/13/16	150,000	150,055
Mizuho Bank Ltd.	0.390%	2/22/16	350,000	350,000
Natixis NY	0.720%	5/6/16	250,000	250,090
Norinchukin Bank	0.500%	3/22/16	250,000	250,000
Royal Bank of Canada NY	0.586%	2/17/16	150,000	149,998	(b)
Royal Bank of Canada NY	0.563%	3/18/16	100,000	99,968	(b)
Royal Bank of Canada NY	0.772%	7/7/16	150,000	150,003	(b)
State Street Bank & Trust Co.	0.594%	2/11/16	150,000	150,000	(b)
Sumitomo Mitsui Banking Corp.	0.700%	4/21/16	250,000	250,065

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2016

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp.	0.938%	4/29/16	$250,000	$249,776	(b)
Svenska Handelsbanken NY	0.380%	2/12/16	250,000	250,003
Toronto Dominion Bank NY	0.800%	6/16/16	250,000	250,183
Westpac Banking Corp.	0.802%	4/15/16	300,000	300,064	(b)
Westpac Banking Corp.	0.874%	10/21/16	150,000	149,823	(b)
Total Certificates of Deposit (Cost — $3,499,852)				3,500,094
Commercial Paper — 59.9%
ABN AMRO Funding USA LLC	0.763%	6/7/16	250,000	249,474	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.056%	7/8/16	250,000	249,267	(c)(d)
ANZ National International Ltd.	0.410%	2/25/16	250,000	249,932	(c)(d)
Bank of Nova Scotia	0.401%	3/9/16	250,000	249,897	(c)(d)
Bank of Nova Scotia	0.481%	4/7/16	250,000	249,792	(c)(d)
BNP Paribas NY Branch	0.802%	5/4/16	250,000	249,603	(d)
BNZ International Funding Ltd.	0.355%	3/7/16	250,000	249,914	(c)(d)
BNZ International Funding Ltd.	0.782%	5/3/16	250,000	249,695	(c)(d)
Caisse des Depots et Consignations	0.330%	2/1/16	250,000	250,000	(a)(d)
Commonwealth Bank of Australia	0.601%	3/17/16	250,000	249,812	(c)(d)
Commonwealth Bank of Australia	0.774%	8/11/16	250,000	250,006	(b)(c)
Consolidated Edison Inc.	0.700%	2/17/16	250,000	249,922	(c)(d)
CPPIB Capital Inc.	0.551%	3/8/16	250,000	249,862	(a)(d)
Credit Suisse NY	0.541%	3/16/16	150,000	149,901	(d)
Credit Suisse NY	0.802%	6/1/16	100,000	99,747	(d)
Credit Suisse NY	0.904%	7/26/16	100,000	99,549	(d)
Credit Suisse NY	1.006%	8/2/16	120,000	119,431	(d)
Danske Corp.	0.330%	2/12/16	250,000	249,975	(c)(d)
DBS Bank Ltd.	0.551%	3/22/16	250,000	249,809	(c)(d)
DBS Bank Ltd.	0.601%	3/24/16	255,000	254,779	(c)(d)
Electricite de France SA	1.535%	1/9/17	250,000	246,502	(c)(d)
HSBC USA Inc.	0.491%	3/23/16	250,000	249,826	(c)(d)
JPMorgan Securities LLC	0.802%	5/6/16	100,000	99,864	(d)
JPMorgan Securities LLC	0.823%	5/27/16	100,000	99,816	(d)
JPMorgan Securities LLC	0.854%	7/18/16	150,000	149,516	(d)
Landesbank Hessen-Thuringen	0.501%	3/18/16	250,000	249,840	(c)(d)
Lloyds Bank PLC	0.501%	3/22/16	250,000	249,826	(d)
Nordea Bank AB	0.300%	2/2/16	250,000	249,998	(c)(d)
Ontario Teachers’ Finance Trust	0.853%	7/8/16	250,000	249,211	(c)(d)
Ontario Teachers’ Finance Trust	1.007%	10/20/16	250,000	248,329	(c)(d)
Oversea-Chinese Banking Corp. Ltd.	0.330%	2/5/16	100,000	99,996	(d)

See Notes to Financial Statements.

18	Ultra Short Obligations Portfolio 2016 Semi-Annual Report

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Oversea-Chinese Banking Corp. Ltd.	0.601%	3/3/16	$250,000	$249,871	(d)
Skandinaviska Enskilda Banken AB	0.451%	3/10/16	250,000	249,881	(c)(d)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.501%	3/18/16	250,000	249,840	(c)(d)
Swedbank AB	0.340%	2/17/16	250,000	249,962	(d)
Toyota Motor Credit Corp.	0.608%	3/14/16	250,000	250,000	(b)
UBS Finance Delaware LLC	0.531%	3/2/16	250,000	249,890	(d)
UBS Finance Delaware LLC	0.894%	6/30/16	250,000	249,279	(d)
United Overseas Bank Ltd.	0.500%	3/4/16	250,000	249,889	(c)(d)
United Overseas Bank Ltd.	0.702%	5/11/16	250,000	249,653	(d)
Virginia Electric and Power Co.	0.721%	2/1/16	100,000	100,000	(c)(d)
Total Commercial Paper (Cost — $9,009,416)				9,011,356
Time Deposits — 1.2%
Credit Agricole Grand Cayman (Cost — $179,000)	0.290%	2/1/16	179,000	179,000
Total Short-Term Investments (Cost — $12,688,268)				12,690,450
Total Investments — 100.2% (Cost — $15,084,804#)				15,086,988
Liabilities in Excess of Other Assets — (0.2)%				(37,402)
Total Net Assets — 100.0%				$15,049,586

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2016 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

January 31, 2016

Assets:
Investments, at value (Cost — $15,084,804)	$15,086,988
Cash	149
Interest receivable	12,734
Total Assets	15,099,871

Liabilities:
Trustees’ fees payable	5
Accrued expenses	50,280
Total Liabilities	50,285
Total Net Assets	$15,049,586

Represented by:
Paid-in-capital	$15,049,586

See Notes to Financial Statements.

20	Ultra Short Obligations Portfolio 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2016

Investment Income:
Interest	$34,200
Less: Foreign taxes withheld	(38)
Total Investment Income	34,162

Expenses:
Audit and tax fees	22,673
Fund accounting fees	11,052
Legal fees	5,666
Custody fees	1,381
Trustees’ fees	116
Miscellaneous expenses	26,919
Total Expenses	67,807
Less: Fee waivers and/or expense reimbursements (Note 2)	(46,913)
Net Expenses	20,894
Net Investment Income	13,268

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(2,503)
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,715
Net Gain on Investments	212
Increase in Net Assets From Operations	$13,480

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2016 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended January 31, 2016 (unaudited) and the Period Ended July 31, 2015	2016	2015†

Operations:
Net investment income	$13,268	$11,745
Net realized gain (loss)	(2,503)	519
Change in net unrealized appreciation (depreciation)	2,715	(531)
Increase in Net Assets From Operations	13,480	11,733

Capital Transactions:
Proceeds from contributions	223,359	15,314,440
Value of withdrawals	(304,934)	(208,492)
Increase (Decrease) in Net Assets From Capital Transactions	(81,575)	15,105,948
Increase (Decrease) in Net Assets	(68,095)	15,117,681

Net Assets:
Beginning of period	15,117,681	—
End of period	$15,049,586	$15,117,681

†	For the period January 5, 2015 (inception date) to July 31, 2015.

See Notes to Financial Statements.

22	Ultra Short Obligations Portfolio 2016 Semi-Annual Report

Financial highlights

For the years ended July 31, unless otherwise noted:
	2016[1]	2015[2]

Net assets, end of period (millions)	$15	$15
Total return[3]	0.09%	0.08%

Ratios to average net assets:
Gross expenses[4]	0.90%	0.97%
Net expenses[4,5]	0.28	0.18
Net investment income[4]	0.18	0.14

Portfolio turnover rate	47%	0%

[1]	For the six months ended January 31, 2016 (unaudited).

[2]	For the period January 5, 2015 (inception date) to July 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2016 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Ultra Short Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

24	Ultra Short Obligations Portfolio 2016 Semi-Annual Report

evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Ultra Short Obligations Portfolio 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$1,896,579	—	$1,896,579
U.S. government & agency obligations	—	499,959	—	499,959
Total long-term investments	—	$2,396,538	—	$2,396,538
Short-term investments:
Certificates of deposit	—	3,500,094	—	3,500,094
Commercial paper	—	9,011,356	—	9,011,356
Time deposits	—	179,000	—	179,000
Total short-term investments	—	$12,690,450	—	$12,690,450
Total investments	—	$15,086,988	—	$15,086,988

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

26	Ultra Short Obligations Portfolio 2016 Semi-Annual Report

(d) Concentration risk. Under normal circumstances, the Portfolio will invest at least 25% of its assets in securities issued by companies in the financial services industry. The Portfolio is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Ultra Short Obligations Portfolio 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended January 31, 2016, fees waived and/or expenses reimbursed amounted to $46,913.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	—	$500,000
Sales	$200,000	—

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,678
Gross unrealized depreciation	(494)
Net unrealized appreciation	$2,184

4. Derivative instruments and hedging activities

During the six months ended January 31, 2016, the Portfolio did not invest in derivative instruments.

28	Ultra Short Obligations Portfolio 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Ultra Short Obligations Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangement for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby Western Asset Ultra Short Obligations Fund, the feeder fund in the Fund (the “Feeder Fund”), has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

Ultra Short Obligations Portfolio	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board noted that the Fund and the Feeder Fund had recently commenced operations and thus had a relatively limited performance history. The Board also took into account the

30	Ultra Short Obligations Portfolio

performance information regarding the Fund provided by management at regular meetings throughout the year. In addition, the Trustees noted that, in the future, they would receive and discuss with management performance information for the Fund and for a group of comparable funds selected by Lipper, Inc. (currently Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Fund’s share classes. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the Feeder Fund’s actual management fee (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board considered that the Feeder Fund’s assets represent a significant portion of the Fund’s assets. The Board also considered that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to

Ultra Short Obligations Portfolio	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Board’s consideration regarding the Fund’s expenses. The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of institutional funds (including the Fund) classified as ultra-short obligation funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio also was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2017.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that although the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee is below the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels. In addition, the Board noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee are each below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

32	Ultra Short Obligations Portfolio

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Feeder Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Ultra Short Obligations Portfolio	33

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016